Borrowings - Schedule of composition of borrowings (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
NON-CURRENT
Borrowings and other loans	€ 165,631	€ 161,261
CURRENT
Borrowing and other loans	18,428	17,905
TOTAL BORROWINGS	€ 184,060	€ 179,167